Restatement of Previously Issued Financial Statements (Details) - Environmental Impact Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Redemption value per share | $ / shares | $ / shares	$ 10.00
Net tangible assets | $ | $	$ 5,000,001